UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Quarter Ended December 31, 2007

Check here if Amendment; [ ] Amendment Number:

This Amendment (Check [ ] is a restatement
only one);            [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Diamond Capital Management Inc.
Address:          Dorinco 100
                  Midland, MI 48674
13F File Number:  28-7248

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Kenneth J. Van Heel
Title:            President, Diamond Capital Management Inc.
Phone:            989-636-1915

Signature, Place, and Date of Signing:

/S/ KENNETH J. VAN HEEL, MIDLAND, MICHIGAN, (January 18, 2008)
Report Type (Check one only):

[ X ] 13F HOLDINGS REPORT
[   ] 13F NOTICE
[   ] 13F COMBINATION REPORT

List of Other Managers
Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
AND EXCHANGE ACT OF 1934.

                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 31
Form 13F Information table Value Total(x 1000): $792,946



		                                 		Shares      (a)    (b)    (c)    Mgrs (a)   (b)   (c)
Name of Issuer		Class    CUSIP     	FMVx1000 	Call/Put(a) Sole   Share  Shared       Sole Share None
	                                                        	           as Def Other

SPDR TR			Comm	78462F103	259,874		1,777,400	X		      1,777,400
ISHARES S&P 500 INDEX	Comm	464287200	 63,127		  430,200	X			430,200
ISHARES S&P 100 INDEX	Comm	464287101	 62,119		  902,900	X			902,900
DIAMONDS TRUST SERIES 1	Comm	252787106	 56,177		  423,800	X			423,800
WEATHERFORD INTNL	Comm	G95089101	 25,643		  373,800	X			373,800
SUNCOR ENERGY INC	Comm	867229106	 25,617		  235,600	X			235,600
TEVA PHARMACEUTICALS	Comm	881624209	 25,108		  540,200	X			540,200
AMERICA MOVIL ADR	Comm	02364W105	 25,074		  408,434	X			408,434
AFLAC INCORPORATED	Comm	001055102	 24,432		  390,100	X			390,100
FLOUR CORP		Comm	343412102	 24,350		  167,100	X			167,100
BAKER HUGHES		Comm	057224107	 23,949		  295,300	X			295,300
CISCO SYS INC		Comm	17275R102	 23,158		  855,500	X			855,500
APPLE COMPUTER INC	Comm	037833100	 22,502		  113,600	X			113,600
DEERE & COMPANY		Comm	244199105	 20,980		  225,300	X			225,300
MONSANTO CO		Comm	61166W101	 13,012		  116,500	X			116,500
CORNING INC.		Comm	219350105	 12,878		  536,800	X			536,800
DELL COMPUTER CORP	Comm	24702R101	 12,606		  514,340	X			514,340
SUNPOWER CORPORATION	Comm	867652109	 12,530		   96,100	X			 96,100
DIAGEO PLC-SPONSOR ADR	Comm	25243Q205	 12,231		  142,500	X			142,500
POTASHCORP SASKATCHEWAN	Comm	73755L107	  9,156		   63,600	X			 63,600
Jacobs Engr Group	Comm 	469814107	  9,073		   94,900	X			 94,900
HANESBRANDS INC.	Comm 	410345102	  5,013		  184,500	X			184,500
CRITICAL THERAPEUTICS	Comm 	22674T105	    538		  294,000	X			294,000
ALEXZA PHARMACEUTICALS	Comm 	015384100	    374		   42,716	X			 42,716
AMICUS THERAPEUTICS INC	Comm 	03152W109	    260		   17,000	X			 17,000
CYCLACEL PHARMACEUTICAL	Comm 	23254L108	    175		   32,015	X			 32,015
NEUROGESX, INC.		Comm 	641252101	  2,761		  434,133	X			434,133
MICROMET, INC		Comm 	59509C105	    233		  113,070	X			113,070
INSULET CORPORATION	Comm 	45784P101	  8,971		  382,065	X			382,065
ACUSPHERE INC.		Comm 	00511R870	    273		  421,507	X			421,507
ENTROPIC COMMUNICATIONS	Comm 	29384R105	 10,752		1,476,954	X		      1,476,954


GRAND TOTALS				       792,946


